Information related to guaranteed securities issued by subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities

The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations:

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil	South America	North America	Africa	Others	Total	Total
December 31, 2017
Unproved oil and gas properties	5,803	109	—	—	—	109	5,912	—
Proved oil and gas properties	96,195	111	4,656	—	—	4,767	100,962	3,134
Support Equipment	86,021	606	81	—	392	1,079	87,100	6

Gross Capitalized costs	188,019	826	4,737	—	392	5,955	193,974	3,140
Depreciation, depletion and amortization	(63,245)	(504)	(2,217)	—	(12)	(2,733)	(65,978)	(1,287)

Net capitalized costs	124,774	322	2,520	—	380	3,222	127,996	1,853

December 31, 2016
Unproved oil and gas properties	6,978	115	276	—	—	391	7,369	—
Proved oil and gas properties	87,925	88	4,264	—	—	4,352	92,277	2,811
Support Equipment	84,549	473	70	—	4	547	85,096	6

Gross Capitalized costs	179,452	676	4,610	—	4	5,290	184,742	2,817
Depreciation, depletion and amortization	(55,580)	(348)	(1,917)	—	(4)	(2,269)	(57,849)	(1,165)

Net capitalized costs	123,872	328	2,693	—	—	3,021	126,893	1,652

December 31, 2015
Unproved oil and gas properties	6,720	133	396	—	—	529	7,249	—
Proved oil and gas properties	70,822	2,016	4,107	—	—	6,123	76,945	2,899
Support Equipment	70,931	1,066	65	—	4	1,135	72,066	88

Gross Capitalized costs	148,473	3,215	4,568	—	4	7,787	156,260	2,987
Depreciation, depletion and amortization	(40,763)	(2,037)	(1,574)	—	(4)	(3,615)	(44,378)	(1,282)

Net capitalized costs	107,710	1,178	2,994	—	—	4,172	111,882	1,705

Summary of Costs Incurred

Costs incurred are summarized below and include both amounts expensed and capitalized:

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil	South America	North America	Africa	Others	Total	Total
December 31, 2017
Acquisition costs:
Proved	—	—	—	—	—	—	—	—
Unproved	903	—	—	—	—	—	903	—
Exploration costs	1,223	33	4	—	—	37	1,260	4
Development costs	11,553	23	230	—	—	253	11,806	294

Total	13,679	56	234	—	—	290	13,969	298

December 31, 2016
Acquisition costs:
Proved	—	98	—	—	—	98	98	—
Unproved	—	—	—	—	—	—	—	—
Exploration costs	1,459	44	6	—	1	51	1,510	5
Development costs	12,429	176	148	—	—	324	12,753	389

Total	13,888	318	154	—	1	473	14,361	394

December 31, 2015
Acquisition costs:
Proved	—	—	—	—	—	—	—	—
Unproved	—	—	—	—	—	—	—	—
Exploration costs	3,266	59	83	—	—	142	3,408	10
Development costs	15,536	451	397	—	—	848	16,384	431

Total	18,802	510	480	—	—	990	19,792	441

Summary of Operations for Oil and Gas Producing Activities

Results of operations for oil and gas producing activities

	Consolidated entities
		Abroad
	Brazil	South America	North America	Africa	Others	Total	Total	Equity Method Investees
December 31, 2017
Net operation revenues:
Sales to third parties	482	215	725	—	—	940	1,422	443
Intersegment	40,762	—	—	—	—	—	40,762	—

	41,244	215	725	—	—	940	42,184	443
Production costs	(17,894)	(71)	(163)	—	—	(234)	(18,128)	(51)
Exploration expenses	(686)	(37)	(77)	—	—	(114)	(800)	1
Depreciation, depletion and amortization	(9,466)	(44)	(302)	—	(8)	(354)	(9,820)	(123)
Impairment of oil and gas properties	169	(13)	(113)	—	—	(126)	43	—
Other operating expenses	(2,571)	(12)	(125)	—	(274)	(411)	(2,982)	(19)

Results before income tax expenses	10,796	38	(55)	—	(282)	(299)	10,497	251
Income tax expenses	(3,672)	(13)	18	—	96	101	(3,571)	(98)

Results of operations (excluding corporate overhead and interest costs)	7,124	25	(37)	—	(186)	(198)	6,926	153

December 31, 2016
Net operation revenues:
Sales to third parties	693	224	563	—	—	787	1,480	381
Intersegment	31,689	506	—	—	—	506	32,195	31

	32,382	730	563	—	—	1,293	33,675	412
Production costs	(13,939)	(315)	(132)	—	—	(447)	(14,386)	(56)
Exploration expenses	(1,603)	(35)	(122)	—	(1)	(158)	(1,761)	(4)
Depreciation, depletion and amortization	(10,051)	(99)	(327)	—	—	(426)	(10,477)	(170)
Impairment of oil and gas properties	(3,102)	(126)	(44)	—	—	(170)	(3,272)	—
Other operating expenses	(1,497)	(97)	(184)	—	22	(259)	(1,756)	(28)

Results before income tax expenses	2,190	58	(246)	—	21	(167)	2,023	154
Income tax expenses	(745)	(44)	—	—	12	(32)	(777)	(108)

Results of operations (excluding corporate overhead and interest costs)	1,445	14	(246)	—	33	(199)	1,246	46

December 31, 2015
Net operation revenues:
Sales to third parties	2,867	303	590	—	—	893	3,760	561
Intersegment	30,951	969	—	—	—	969	31,920	19

	33,818	1,272	590	—	—	1,862	35,680	580
Production costs	(17,023)	(556)	(189)	—	—	(745)	(17,768)	(209)
Exploration expenses	(1,582)	(18)	(311)	—	—	(329)	(1,911)	(30)
Depreciation, depletion and amortization	(7,403)	(301)	(246)	—	—	(547)	(7,950)	(187)
Impairment of oil and gas properties	(9,165)	(207)	(458)	—	—	(665)	(9,830)	(278)
Other operating expenses	(2,932)	47	(91)	—	(160)	(204)	(3,136)	(43)

Income before income tax expenses	(4,287)	237	(705)	—	(160)	(628)	(4,915)	(167)
Income tax expenses	1,458	(77)	1	—	16	(60)	1,398	(84)

Results of operations (excluding corporate overhead and interest costs)	(2,829)	160	(704)	—	(144)	(688)	(3,517)	(251)

Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil

A summary of the annual changes in the proved reserves of oil is as follows (in millions of barrels):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities	Crude oil in Brazil(*)	South America	North America	Africa	Total of crude oil abroad	Synthetic oil in Brazil	Total
Reserves at December 31, 2014	10,850.9	66.5	119.9	—	186.5	7.9	11,045.1

Revisions of previous estimates	(1,968.9)	(3.5)	(18.1)	—	(21.6)	0.1	(1,990.4)
Extensions and discoveries	407.1	4.8	—	—	4.8	—	411.9
Improved Recovery	0.4	0.7	—	—	0.7	—	1.1
Sales of reserves	(2.3)	(4.5)	—	—	(4.5)	—	(6.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(743.1)	(11.7)	(11.2)	—	(22.8)	(1.0)	(767.0)

Reserves at December 31, 2015	8,544.1	52.3	90.6	—	142.9	6.9	8,693.9

Revisions of previous estimates	179.5	0.1	17.9	—	18.0	0.8	198.4
Extensions and discoveries	87.8	—	—	—	—	—	87.8
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(46.6)	—	—	(46.6)	—	(46.6)
Purchases of reserves	—	0.7	—	—	0.7	—	0.7
Production for the year	(748.5)	(5.7)	(12.1)	—	(17.8)	(0.9)	(767.2)

Reserves at December 31, 2016	8,063.0	0.8	96.4	—	97.3	6.8	8,167.1

Revisions of previous estimates	649.3	0.3	31.4	—	31.7	0.2	681.1
Extensions and discoveries	69.1	0.3	—	—	0.3	—	69.4
Improved Recovery	212.7	—	—	—	—	—	212.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(744.6)	(0.2)	(13.2)	—	(13.4)	(1.0)	(759.0)

Reserves at December 31, 2017	8,249.4	1.2	114.6	—	115.8	6.0	8,371.3

*	In 2017, it ncludes 263.7 million barrels related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Crude Oil abroad	South America	North America	Africa	Total of crude oil abroad	Brazil’s Synthetic Oil	Total
Reserves at December 31, 2014	—	18.0	—	54.1	72.1	—	72.1

Revisions of previous estimates	—	(2.2)	—	5.2	3.1	—	3.1
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	16.2	16.2	—	16.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(1.2)	—	(9.7)	(10.9)	—	(10.9)

Reserves at December 31, 2015	—	14.6	—	65.8	80.4	—	80.4

Revisions of previous estimates	—	—	—	11.9	11.9	—	11.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(14.1)	—	—	(14.1)	—	(14.1)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	—	—	69.0	69.0	—	69.0

Revisions of previous estimates	—	—	—	2.6	2.6	—	2.6
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.2)	(8.2)	—	(8.2)

Reserves at December 31, 2017	—	—	—	63.4	63.4	—	63.4

Apparent differences in the sum of the numbers are due to rouding off.

A summary of the annual changes in the proved reserves of natural gas is as follows (in billions of cubic feet):

		Abroad
Proved developed and undeveloped reserves - Consolidated Entities	Natural Gas in Brazil(*)	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2014	11,170.3	730.8	180.0	—	910.8	10.6	12,091.5

Revisions of previous estimates	(1,178.3)	16.8	(17.0)	—	(0.2)	0.2	(1,178.3)
Extensions and discoveries	417.6	74.6	—	—	74.6	—	492.2
Improved Recovery	0.2	27.7	—	—	27.7	—	27.9
Sales of reserves	(1.3)	(90.2)	—	—	(90.2)	—	(91.5)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(820.8)	(79.2)	(24.5)	—	(103.7)	(1.4)	(925.9)

Reserves at December 31, 2015	9,587.7	680.5	138.5	—	819.1	9.3	10,416.1

Revisions of previous estimates	(476.2)	22.9	(19.3)	—	3.6	1.2	(471.4)
Extensions and discoveries	92.1	—	—	—	—	—	92.1
Improved Recovery	0.1	—	—	—	—	—	0.1
Sales of reserves	—	(631.9)	—	—	(631.9)	—	(631.9)
Purchases of reserves	—	93.3	—	—	93.3	—	93.3
Production for the year	(809.7)	(50.9)	(32.1)	—	(82.9)	(1.4)	(894.0)

Reserves at December 31, 2016	8,394.0	113.9	87.2	—	201.1	9.2	8,604.3

Revisions of previous estimates	(81.5)	19.5	(24.9)	—	(5.5)	0.1	(86.9)
Extensions and discoveries	37.4	41.0	—	—	41.0	—	78.4
Improved Recovery	204.2	—	—	—	—	—	204.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(877.9)	(14.2)	(21.3)	—	(35.5)	(1.2)	(914.6)

Reserves at December 31, 2017	7,676.1	160.2	40.9	—	201.1	8.1	7,885.3

*	In 2017, it includes 173.7 billion cubic feet related to assets held for sale.

Natural gas production volumes used in this table are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 33% of our total proved reserves of natural gas at December, 2017.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Natural Gas in Brazil	South America	North America	Africa	Total Natural Gas Abroad	Brazil’s Synthetic Gas	Total
Reserves at December 31, 2014	—	27.6	—	19.3	46.9	—	46.9

Revisions of previous estimates	—	(10.4)	—	(2.7)	(13.1)	—	(13.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.3)	—	—	(0.3)	—	(0.3)

Reserves at December 31, 2015	—	16.9	—	16.6	33.5	—	33.5

Revisions of previous estimates	—	—	—	(4.1)	(4.1)	—	(4.1)
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.8)	—	—	(16.8)	—	(16.8)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.1)	—	—	(0.1)	—	(0.1)

Reserves at December 31, 2016	—	—	—	12.5	12.5	—	12.5

Revisions of previous estimates	—	—	—	5.7	5.7	—	5.7
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(0.9)	(0.9)	—	(0.9)

Reserves at December 31, 2017	—	—	—	17.3	17.3	—	17.3

Natural gas production volumes used in this table are the net volumes withdrawn from our proved reserves, including fuel gas consumed in operations and excluding reinjected gas. Our disclosure of proved gas reserves also includes fuel gas volumes, which represent 100% of our total proved reserves of natural gas at December, 2017.

Apparent differences in the sum of the numbers are due to rouding off.

The tables below summarizes information about the changes in total proved reserves of crude oil and natural gas, in millions of barrels of oil equivalent, in our consolidated entities and equity method investees for 2017, 2016 and 2015:

		Abroad
Proved developed and undeveloped reserves	Oil equivalent in Brazil(*)	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	12,712.6	188.3	150.1	—	338.3	9.6	13,060.7

Revisions of previous estimates	(2,165.3)	(0.7)	(20.9)	—	(21.6)	0.1	(2,187.1)
Extensions and discoveries	476.7	17.2	—	—	17.2	—	494.0
Improved Recovery	0.4	5.3	—	—	5.3	—	5.8
Sales of reserves	(2.5)	(19.5)	—	—	(19.5)	—	(22.0)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(879.9)	(24.9)	(15.3)	—	(40.2)	(1.3)	(921.3)

Reserves at December 31, 2015	10,142.1	165.7	113.7	—	279.4	8.5	10,430.0

Revisions of previous estimates	100.2	3.9	14.7	—	18.6	1.0	119.8
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(151.9)	—	—	(151.9)	—	(151.9)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.2)	(17.4)	—	(31.6)	(1.2)	(916.2)

Reserves at December 31, 2016	9,462.0	19.8	111.0	—	130.8	8.3	9,601.1

Revisions of previous estimates	635.7	3.5	27.2	—	30.7	0.2	666.6
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	—	(19.3)	(1.2)	(911.4)

Reserves at December 31, 2017	9,528.8	27.9	121.5	—	149.3	7.4	9,685.5

*	In 2017, it includes 292.7 million barrels of oil equivalent related to assets held for sale.

Bolivian proved reserves are not included due to restrictions determined by Bolivian Constitution.

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Equity Method Investees	Oil equivalent in Brazil	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	—	22.6	—	57.3	79.9	—	79.9

Revisions of previous estimates	—	(3.9)	—	4.8	0.9	—	0.9
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	16.2	16.2	—	16.2
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(1.3)	—	(9.7)	(11.0)	—	(11.0)

Reserves at December 31, 2015	—	17.4	—	68.6	86.0	—	86.0

Revisions of previous estimates	—	—	—	11.2	11.2	—	11.2
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(16.9)	—	—	(16.9)	—	(16.9)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	(0.5)	—	(8.7)	(9.2)	—	(9.2)

Reserves at December 31, 2016	—	0.0	—	71.1	71.1	—	71.1

Revisions of previous estimates	—	—	—	3.5	3.5	—	3.5
Extensions and discoveries	—	—	—	—	—	—	—
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	—	—	—	(8.3)	(8.3)	—	(8.3)

Reserves at December 31, 2017	—	—	—	66.3	66.3	—	66.3

Apparent differences in the sum of the numbers are due to rouding off.

		Abroad
Proved developed and undeveloped reserves - Consolidated and Equity Method Investees	Oil equivalent in Brazil (*)	South America	North America	Africa	Total oil equivalent abroad	Total synthetic oil equivalent in Brazil	Total for all products
Reserves at December 31, 2014	12,712.6	211.0	150.1	57.3	418.4	9.6	13,140.6

Revisions of previous estimates	(2,165.3)	(4.6)	(20.9)	4.8	(20.8)	0.1	(2,186.2)
Extensions and discoveries	476.7	17.2	—	—	17.2	—	493.9
Improved Recovery	0.4	5.3	—	16.2	21.5	—	21.9
Sales of reserves	(2.5)	(19.5)	—	—	(19.5)	—	(22.0)
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(879.9)	(26.2)	(15.3)	(9.7)	(51.2)	(1.3)	(932.3)

Reserves at December 31, 2015	10,142.1	183.1	113.7	68.6	365.4	8.5	10,516.0

Revisions of previous estimates	100.2	3.9	14.7	11.2	29.8	1.0	131.0
Extensions and discoveries	103.2	—	—	—	—	—	103.2
Improved Recovery	—	—	—	—	—	—	—
Sales of reserves	—	(168.8)	—	—	(168.8)	—	(168.8)
Purchases of reserves	—	16.3	—	—	16.3	—	16.3
Production for the year	(883.4)	(14.7)	(17.4)	(8.7)	(40.8)	(1.2)	(925.4)

Reserves at December 31, 2016	9,462.0	19.8	111.0	71.1	201.8	8.3	9,672.2

Revisions of previous estimates	635.7	3.5	27.2	3.5	34.3	0.2	670.1
Extensions and discoveries	75.4	7.1	—	—	7.1	—	82.5
Improved Recovery	246.7	—	—	—	—	—	246.7
Sales of reserves	—	—	—	—	—	—	—
Purchases of reserves	—	—	—	—	—	—	—
Production for the year	(891.0)	(2.6)	(16.7)	(8.3)	(27.7)	(1.2)	(919.8)

Reserves at December 31, 2017	9,528.8	27.9	121.5	66.3	215.6	7.4	9,751.7

*	In 2017, it includes 292.7 million barrels of oil equivalent related to assets held for sale.

Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves

	2017				2016				2015
	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas	Crude Oil	Synthetic Oil	Natural Gas	Synthetic Gas
	(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)		(millions of barrels)		(billions cubic feet)
Net proved developed reserves:
Consolidated Entities
Brazil*	4,282.2	6.0	4,515.9	8.1	4,250.1	6.8	5,034.2	9.2	4,266.5	6.9	5,320.5	9.3
South America	0.7	—	56.7	—	0.5	—	33.7	—	39.7	—	366.3	—
North America	72.1	—	24.2	—	79.6	—	83.6	—	53.6	—	122.5	—

Abroad	72.8	—	80.9	—	80.1	—	117.3	—	93.4	—	488.8	—

Total Consolidated Entities	4,355.0	6.0	4,596.8	8.1	4,330.2	6.8	5,151.5	9.2	4,359.8	6.9	5,809.3	9.3

Equity Method Investees
South America	—	—	—	—	—	—	—	—	6.6	—	8.0	—
Africa	29.6	—	9.3	—	32.5	—	8.6	—	28.0	—	10.4	—

Abroad	29.6	—	9.3	—	32.5	—	8.6	—	34.7	—	18.4	—

Total Equity Method Investees	29.6	—	9.3	—	32.5	—	8.6	—	34.7	—	18.4	—

Total Consolidated and Equity Method Investees	4,384.6	6.0	4,606.0	8.1	4,362.7	6.8	5,160.1	9.2	4,394.5	6.9	5,827.7	9.3

Net proved undeveloped reserves:
Consolidated Entities
Brazil**	3,967.2	—	3,160.2	—	3,812.9	—	3,359.7	—	4,277.7	—	4,267.2	—
South America	0.5	—	103.5	—	0.3	—	80.2	—	12.5	—	314.2	—
North America	42.6	—	16.7	—	16.8	—	3.6	—	37.0	—	16.0	—

Abroad	43.0	—	120.2	—	17.1	—	83.8	—	49.5	—	330.3	—

Total Consolidated Entities	4,010.2	—	3,280.5	—	3,830.0	—	3,443.6	—	4,327.2	—	4,597.5	—

Equity Method Investees
South America	—	—	—	—	—	—	—	—	7.9	—	8.9	—
Africa	33.8	—	8.0	—	36.5	—	3.9	—	37.8	—	6.2	—

Abroad	33.8	—	8.0	—	36.5	—	3.9	—	45.7	—	15.1	—

Total Equity Method Investees	33.8	—	8.0	—	36.5	—	3.9	—	45.7	—	15.1	—

Total Consolidated and Equity Method Investees	4,044.0	—	3,288.5	—	3,866.5	—	3,447.5	—	4,372.9	—	4,612.6	—

*	In 2017, it includes 191.9 million barrels of oil equivalent and 131.8 billion cubic feet related to assets held for sale
**	In 2017, it includes 71.9 million barrels of oil equivalent and 41.9 billion cubic feet related to assets held for sale.

Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities

	Consolidated entities
		Abroad
	Brazil**	South America	North America	Africa	Others	Total	Total	Equity Method Investees
December 31, 2017
Future cash inflows	439,058	912	5,361	—	—	6,274	445,332	3,487
Future production costs	(213,037)	(412)	(2,291)	—	—	(2,703)	(215,740)	(857)
Future development costs	(46,731)	(147)	(649)	—	—	(796)	(47,527)	(524)
Future income tax expenses	(63,087)	(89)	(86)	—	—	(175)	(63,262)	(339)

Undiscounted future net cash flows	116,204	265	2,335	—	—	2,600	118,803	1,768
10 percent midyear annual discount for timing of estimated cash flows*	(52,516)	(138)	(707)	—	—	(845)	(53,361)	(474)

Standardized measure of discounted future net cash flows	63,687	126	1,628	—	—	1,755	65,442	1,294

December 31, 2016
Future cash inflows	357,374	600	3,809	—	—	4,408	361,783	2,950
Future production costs	(209,413)	(239)	(2,153)	—	—	(2,392)	(211,806)	(1,088)
Future development costs	(42,357)	(120)	(531)	—	—	(652)	(43,009)	(703)
Future income tax expenses	(46,234)	(65)	(40)	—	—	(105)	(46,338)	(229)

Undiscounted future net cash flows	59,370	175	1,084	—	—	1,259	60,630	929
10 percent midyear annual discount for timing of estimated cash flows*	(24,946)	(78)	(255)	—	—	(332)	(25,279)	(346)

Standardized measure of discounted future net cash flows	34,424	98	830	—	—	927	35,351	584

December 31, 2015
Future cash inflows	462,364	6,541	4,720	—	—	11,261	473,625	3,942
Future production costs	(256,130)	(3,165)	(2,684)	—	—	(5,849)	(261,979)	(1,404)
Future development costs	(65,449)	(1,056)	(992)	—	—	(2,048)	(67,497)	(1,228)
Future income tax expenses	(61,408)	(527)	(23)	—	—	(550)	(61,958)	(349)

Undiscounted future net cash flows	79,377	1,793	1,021	—	—	2,814	82,191	961
10 percent midyear annual discount for timing of estimated cash flows*	(36,608)	(588)	(148)	—	—	(736)	(37,344)	(449)

Standardized measure of discounted future net cash flows	42,769	1,205	873	—	—	2,078	44,847	512

*	Semiannual capitalization
**	Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017.

Summary of Standardized Measure of Discounted Future Net Cash Flow Projections

	Consolidated entities
		Abroad						Equity Method Investees
	Brazil*	South America	North America	Africa	Others	Total	Total
Balance at January 1, 2017	34,424	98	830	—	—	927	35,351	583
Sales and transfers of oil and gas, net of production cost	(23,394)	(60)	(564)	—	—	(624)	(24,018)	(261)
Development cost incurred	11,553	23	230	—	—	253	11,806	294
Net change due to purchases and sales of minerals in place	—	—	—	—	—	—	—	—
Net change due to extensions, discoveries and improved recovery related costs	4,187	69	—	—	—	69	4,256	—
Revisions of previous quantity estimates	8,264	37	443	—	—	480	8,744	51
Net change in prices, transfer prices and in production costs	50,326	3	735	—	—	738	51,064	494
Changes in estimated future development costs	(15,878)	(31)	(144)	—	—	(175)	(16,053)	(25)
Accretion of discount	3,442	14	76	—	—	90	3,532	58
Net change in income taxes	(9,237)	(18)	(2)	—	—	(20)	(9,257)	(92)
Other - unspecified	—	(9)	25	—	—	16	16	190

Balance at December 31, 2017	63,687	126	1,628	—	—	1,755	65,442	1,294

Balance at January 1, 2016	42,770	1,205	873	—	—	2,078	44,848	511
Sales and transfers of oil and gas, net of production cost	(18,425)	(351)	(432)	—	—	(783)	(19,208)	(208)
Development cost incurred	12,429	176	148	—	—	324	12,753	389
Net change due to purchases and sales of minerals in place	—	(1,094)	—	—	—	(1,094)	(1,094)	(54)
Net change due to extensions, discoveries and improved recovery related costs	1,234	—	484	—	—	484	1,718	67
Revisions of previous quantity estimates	1,197	—	223	—	—	223	1,420	242
Net change in prices, transfer prices and in production costs	(27,031)	—	(760)	—	—	(760)	(27,791)	(477)
Changes in estimated future development costs	9,175	—	231	—	—	231	9,406	(18)
Accretion of discount	4,277	162	82	—	—	244	4,521	52
Net change in income taxes	8,799	—	(1)	—	—	(1)	8,798	62
Other - unspecified	—	(1)	(19)	—	—	(19)	(19)	17

Balance at December 31, 2016	34,424	98	830	—	—	927	35,351	583

Balance at January 1, 2015	173,707	1,082	3,306	—	—	4,388	178,095	1,292
Sales and transfers of oil and gas, net of production cost	(17,330)	(560)	(403)	—	—	(963)	(18,293)	(248)
Development cost incurred	15,536	451	397	—	—	848	16,384	431
Net change due to purchases and sales of minerals in place	(34)	(58)	—	—	—	(58)	(92)	—
Net change due to extensions, discoveries and improved recovery related costs	6,522	324	—	—	—	324	6,846	487
Revisions of previous quantity estimates	(29,592)	2	(655)	—	—	(653)	(30,245)	134
Net change in prices, transfer prices and in production costs	(185,071)	150	(2,809)	—	—	(2,659)	(187,730)	(1,737)
Changes in estimated future development costs	(6,948)	(370)	538	—	—	168	(6,780)	(121)
Accretion of discount	17,371	157	314	—	—	471	17,842	130
Net change in income taxes	68,608	67	93	—	—	160	68,768	337
Other - unspecified	—	(40)	92	—	—	52	52	(193)

Balance at December 31, 2015	42,769	1,205	873	—	—	2,078	44,847	512

*	Includes the amount of US$ 1,770 millions related to assets classified as held for sale in 2017.